Share-Based Payments - Own (Details) - Own - EUR (€) shares in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED PAYMENTS
Matching contribution to employee investment	40.00%
Number of shares purchased	5.5	5.2	5.3
Non-executives
SHARE-BASED PAYMENTS
Subsidy to purchase SAP shares	€ 20